Subsequent events	12 Months Ended
Dec. 31, 2017
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Subsequent events
35	Subsequent events

On January 31, 2018, the amount of R$ 1,340,000 related to the assignment of credit was received, described in note 10.

On January 23, 2018, the Company performed the early settlement of the working capital loan in the amount of R$ 698,015.

On January 10, 2018, the indirect subsidiary, “Rumo S.A.,” priced and the set of foreign debt issue by its subsidiary, Rumo Luxembourg S.A., Senior Notes Due 2025 (“2025 Notes”) in the total amount of R$ 1,581,200 maturing on January 2025 with coupon of 5.88% p.a., paid semiannually and yield of 6%. The 2025 Notes were rated, BB- by Fitch Ratings and B+ by Standard & Poor’s. Rumo will use the net proceeds from this funding as defined in the offer documents. This issue is part of the Rumo’s capital structure management process and has as one of its objectives the diversification of the sources of financing of the Company’s investment plan.

Management’s  Annual  Report  on Internal Control over Financial Reporting

The management of Cosan Limited (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting for the Company.

The Company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. The Company’s internal control over financial reporting includes those policies and procedures that (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Company are being made only in accordance with authorizations of management and directors of the Company; and (iii) provide reasonable assurance regarding perception or timely detection of unauthorized acquisition, use or disposition of the Company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Therefore even those systems determined to be effective can provide only reasonable assurance with respect to financial statement preparation and presentation. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of the changes in conditions.

Management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2017, based on the criteria set forth in Internal Control - Integrated Framework 2013 issued by the Committee of Sponsoring Organization of the Treadway Commission (COSO). Based on that assessment management has concluded that as of December 31, 2017, the Company’s internal control over financial reporting is effective.

Management assessment of the effectiveness of the Company’s internal control over financial reporting as of December 31, 2017 has been audited by KPMG Auditores Independentes, the Company’s independent registered public accounting firm, as stated in their report which appears herein.

São Paulo, Brazil

Marcos Marinho Lutz	Marcelo Eduardo Martins
Chief Executive Officer	Chief Financial and Investor Relations Officer